Related Party Transactions - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2025
Concorde Asia Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Controlled by Swee Kheng Chua and Ping Ping Lim
iMatrix Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Swee Kheng Chua has significant influence over the company
Berjaya Academy Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Ping Ping Lim was a shareholder of Total Protection Solutions Pte Ltd until November 2023, and also key subcontractor to the Group
Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Non-controlling shareholder and spouse of Swee Kheng Chua
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Controlling shareholder and Chief Executive Officer
Jia Wei Chua [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Son of Swee Kheng Chua, keyman to Concorde Security Pte. Ltd.